CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,590	$ 1,053
Short-term Investments	0	0
Accounts receivable, net	1,291	1,405
Inventory	1,031	1,038
Other current assets	274	282
Total current assets	4,186	3,778
Property, plant and equipment, net	1,270	1,100
Goodwill	3,960	3,952
Other intangible assets, net	475	821
Long-term investments	164	195
Other assets	708	686
Total assets	10,763	10,532
Current liabilities:
Accounts payable	418	580
Employee compensation and benefits	371	455
Deferred revenue	505	461
Short-term debt	0	36
Other accrued liabilities	309	329
Total current liabilities	1,603	1,861
Long-Term Debt	2,735	2,733
Retirement and post-retirement benefits	103	97
Other long-term liabilities	477	536
Total liabilities	4,918	5,227
Commitments and contingencies (Note 12 and 17)
Stockholders' equity:
Preferred stock; $0.01 par value; 125,000,000 shares authorized; none issued and outstanding	0	0
Common stock; $0.01 par value; 2,000,000,000 shares authorized; 292,123,241 shares at October 31, 2023 and 295,259,092 shares at October 31, 2022 issued and outstanding	3	3
Additional paid-in-capital	5,387	5,325
Retained earnings	782	324
Accumulated other comprehensive loss	(327)	(347)
Total stockholders' equity	5,845	5,305
Total liabilities and equity	$ 10,763	$ 10,532